DERIVATIVE LIABILITY (Tables)	12 Months Ended
Sep. 30, 2025
DERIVATIVE LIABILITY.
Schedule of movement of the derivative liability

For the year ended
September 30,
2025
Beginning balance	—
Issuance of derivative liability	263,727
Decrease in fair value	(33,348)
Ending balance	$230,379

Input Assumptions	4 August 2025			30 September 2025
Expected term		1	year		0.84	year
Stock price	US$	1.87		US$	1.46
Stock price volatility		93.5%			88.9%
Dividend yield		0.00%			0.00%